Note 14 - Share Settled Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Settlement Transaction [Table Text Block]
	As of December 31,	As of December 31,
	2014	2013
Hanover Holdings I, LLC	$-	$68,743
Accounts payable	-	3,852
	$-	$72,595